BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2022
BUSINESS ACQUISITIONS
BUSINESS ACQUISITIONS

10.BUSINESS ACQUISITIONS

The purchase price allocations for the business acquisitions completed during the year ended December 31, 2022, as set forth in the table below, reflect various preliminary fair value estimates and analyses that are subject to change within the measurement period as valuations are finalized. The primary areas of the preliminary purchase price allocations that are not yet finalized relate to the tax impact of the acquisitions, fair values of certain tangible assets, the valuation of intangible assets acquired and residual goodwill. The Company expects to continue to obtain information to assist in determining the fair value of the net assets acquired at the acquisition dates during the measurement periods. Measurement period adjustments that the Company determines to be material will be applied in the period the adjustment is determined to the acquisitions in the Company’s Amended and Restated Consolidated financial statements, and, depending on the nature of the adjustments, other periods subsequent to the period of acquisition could be affected. The acquisitions noted below were accounted for in accordance with ASC 805 “Business Combinations”. The acquisition adjustments related to the business combinations were not pushed down to the separate financial statements of the acquired entities.

The preliminary (2022) allocation of purchase prices of business acquisitions completed during the year ended December 31, 2022 and summary of allocation of purchase price of the business acquisition completed during the year ended December 31, 2021 are as follows:

	2022 Acquisitions						2021 Acquisition
			Natural
	Plus Products	The Pottery,	Healing	NHC Lemoore,	NHC-MB,
	Holding Inc.	Inc.	Center, LLC	LLC	LLC	Total	iCANN, LLC
Closing Date:	April 28, 2022	July 28, 2022	September 6, 2022	September 6, 2022	September 14, 2022		January 1, 2021

Total Consideration
Convertible Debenture Notes	$16,257,104	$—	$—	$—	$—	$16,257,104	$—
Restricted Stock Units Issued	188,122	—	—	—	—	188,122	—
Derivative Asset	(251,020)	—	—	—	—	(251,020)	—
Contingent Restricted Stock Units	5,460,000	—	—	—	—	5,460,000	—
Fair Value of Equity Issued	9,707,414	1,100,000	5,938,298	3,272,515	5,248,569	25,266,796	3,380,278
Shares Payable	—	—	2,262,000	1,274,000	1,933,000	5,469,000	—
Fair Value of Remaining 50% equity interest	—	900,000	—	—	—	900,000	—
Cash Payment	—	—	590,795	1,642,522	305,427	2,538,744	442,956
Loan Forgiveness	—	—	1,711,257	3,750,000	—	5,461,257	—
Equity Investment Converted	—	—	—	—	—	—	2,045,309
Assumption of IRS Debt	—	—	6,753,499	—	—	6,753,499	—
Total Consideration	$31,361,620	$2,000,000	$17,255,849	$9,939,037	$7,486,996	$68,043,502	$5,868,543

Net Assets Acquired (Liabilities Assumed)

Current Assets (3)	$6,095,273	$382,436	$4,146,644	$147,259	$468,585	$11,240,197	$562,221
Operating Right-of-Use Asset	294,159	3,671,969	992,717	991,606	772,647	6,723,098	1,160,730
Property, Plant and Equipment	789,779	37,201	273,679	1,788,166	—	2,888,825	692,645
Non-Current Assets	93,662	3,500	—	—	—	97,162	—
Current Liabilities Assumed	(1,157,112)	(2,854,242)	(2,496,552)	(706,487)	(655,334)	(7,869,727)	(922,745)
Lease Liabilities	(294,159)	(3,671,969)	(832,060)	(833,989)	(652,654)	(6,284,831)	(1,113,584)
Deferred Tax Liabilities, Net	(2,154,737)	(971,031)	(3,665,852)	(363,787)	(1,595,065)	(8,750,472)	(209,466)
Intangible Assets:
Intellectual Property	5,100,000	400,000	1,100,000	300,000	600,000	7,500,000	600,000
Customer Relationship	2,600,000	—	—	—	—	2,600,000	—
Cannabis License	—	3,070,000	12,000,000	1,000,000	5,100,000	21,170,000	2,900,000
Total Intangible Assets	7,700,000	3,470,000	13,100,000	1,300,000	5,700,000	31,270,000	3,500,000
Total Identifiable Net Assets Acquired (Net Liabilities Assumed)	11,366,865	67,864	11,518,576	2,322,768	4,038,179	29,314,252	3,669,801
Goodwill (1)	19,994,755	1,932,136	5,737,273	7,616,269	3,448,817	38,729,250	2,198,742
Total Net Assets Acquired	$31,361,620	$2,000,000	$17,255,849	$9,939,037	$7,486,996	$68,043,502	$5,868,543
Revenues from Acquisition	$4,877,839	$1,070,380	$3,468,548	$1,231,088	$1,912,771	$12,560,626	$6,819,012
Net Income (Loss) from Acquisition	$258,022	$(457,593)	$956,096	$(128,685)	$465,470	$1,093,310	$60,834
Pro Forma Revenues (2)	$3,911,580	$2,110,084	$8,158,053	$3,889,361	$4,647,797	$22,716,875	n/a
Pro Forma Net Income (Loss) (2)	$1,067,848	$(1,287,036)	$551,711	$(231,069)	$289,561	$391,015	n/a
(1)	Goodwill arising from acquisitions represent expected synergies, future income and growth, and other intangibles that do not qualify for separate recognition. Generally, goodwill related to dispensaries acquired within a state adds to the footprint of the Company’s dispensaries within the state, giving the Company’s customers more access to the Company’s branded stores. Goodwill related to cultivation and wholesale acquisitions provide for lower costs and synergies of the Company’s growing and wholesale distribution methods which allow for overall lower costs.
(2)	If the 2022 acquisitions had been completed on January 1, 2022, the Company estimates it would have recorded changes in revenues and changes in net (losses) income shown in the pro forma amounts noted above. As the 2021 acquisition was completed on January 1, 2021, no pro forma information is required.
(3)	Included in current assets acquired in the business combination was cash acquired, accounts receivable, other current assets and inventory as of the acquisition date.

10.BUSINESS ACQUISITIONS (Continued)

On January 1, 2021, the Company completed an acquisition of 100% of the equity interests of iCANN, LLC dba Farmacy Berkeley (“iCANN”), a licensed retail cannabis company located in Berkeley, California. Pursuant to the terms of the merger agreement between a subsidiary of the Company and iCANN, the following occurred: (i) the Company elected to convert an earlier issued convertible note with an unpaid principal amount of $2,000,000 and accrued interest of $45,309 into equity interests of iCANN; (ii) the Company paid $400,000 in cash to four founder-holders of iCANN equity interests: (iii) the Company issued 7,511,725 shares of Class A Common Stock of GH Group (which were ultimately exchanged for 731,369 Exchangeable Shares) to holders of iCANN equity interests; and (iv) $42,956 in cash to the remaining holders of iCANN equity interests who were not accredited investors. In addition, during the year ended December 31, 2021, the Company granted 48,682 Exchangeable Shares to various brokers and consultants as finders’ fees and recorded $225,000 in share-based compensation.

On April 28, 2022, the Company completed an acquisition of 100% of the equity interests in Plus Products Holdings, Inc. (“Plus Products”), a leading cannabis edibles company located in California. Pursuant to the terms of the acquisition agreement, the preliminary purchase price is for an aggregate consideration of $31,361,620 and is comprised of the following: (i) 20,005 unsecured convertible debenture notes, of which 8,003 may be issued in the form of alternative convertible debenture notes (see “Note 17 – Notes Payable and Convertible Debentures” for further information), (ii) 2,102,578 Equity Shares, (iii) 208,635 Equity Shares granted pro-rata upon closing to exempt grantees (the “Incentive Shares”), (iv) 44,751 RSUs granted pro-rata upon closing which fully vested on May 30, 2022 and settled in the Company’s Equity Shares (the“Incentive RSUs”) and (v) 1,300,000 RSUs contingent on revenue earnout provisions. In addition, the Company granted 450,000 RSUs (the “Retention RSUs”) to certain Plus Products employees which will vest 33% one year after the grant date and the remaining 67% vest in eight equal quarterly installments following the grant date. The fair value of the Retention RSUs, or $1,890,000, was recognized as a component of equity with expense subsequently recognized over the vesting period.

On July 28, 2022, the Company acquired the remaining equity and other ownership interests of N.R.O Management, LLC and The Pottery, a retail dispensary located in Los Angeles, California. The Company previously owned 50% of the equity and other ownership interests prior to July 28, 2022. The preliminary purchase price is for an aggregate consideration of $2,000,000 and is comprised of the following: (i) 500,000 Equity Shares of the Company and (ii) the fair value of the remaining 50% of the equity interests held. The shares will have a one-year lock-up period through July 28, 2023. As of the date of the acquisition, the total fair value of the equity shares was determined to be $1,100,000, or approximately $2.20 per share.  The fair value of the remaining 50% equity interests was determined to be $900,000 using the income approach based on Level 3 inputs on the fair value hierarchy framework. In addition, the Company, or its designee, had the option of acquiring all the remaining undivided ownership interests in the underlying real property for $3,000,000, in cash. The Company elected not to acquire the remaining undivided ownership interests of the underlying real property.

On September 6, 2022, the Company completed the acquisition of Natural Healing Center, LLC. (“Grover Beach”), a retail dispensary located in Grover Beach, California, through GHG-NHC Grover Inc., a wholly owned subsidiary of the Company. Pursuant to the terms of the merger agreement, the preliminary purchase price is for an aggregate consideration of $17,255,849 and is comprised of the following: (i) $5,938,298 fair value of the Equity Shares of the Company and $2,262,000 fair value of deferred Equity Shares payable, (ii) cash payment, (iii) loan forgiveness and (iv) assumption of certain IRS debt. The Equity Shares issued were paid upon closing with fair value determined as the closing price of the Company’s stock as of September 7, 2022. The deferred Equity Shares payable are to be issued upon the earlier of: 1) the sixth calendar quarter following the opening of NHC Turlock, LLC (“Turlock”) or 2) September 7, 2024. As of the date of the issuance of these financial statements, the merger of Turlock has not closed.

On September 6, 2022, the Company completed the acquisition of NHC Lemoore, LLC (“Lemoore”), a retail dispensary located in Lemoore, California, through GHG-NHC Lemoore Inc., a wholly owned subsidiary of the Company. Pursuant to the terms of the merger agreement, the preliminary purchase price is for an aggregate consideration of $9,939,037, and is comprised of the following: (i) $3,272,515 fair value of the Equity Shares of the Company and $1,274,000 fair value of deferred Equity Shares and (ii) a cash payment. The Equity Shares issued were paid upon closing with fair value determined as the closing price of the Company’s stock as of September 7, 2022. The deferred Equity Shares payable are to be issued upon the earlier of: 1) the sixth calendar quarter following the opening of Turlock or 2) September 7, 2024.

10.BUSINESS ACQUISITIONS (Continued)

On September 14, 2022, the Company completed the acquisition of NHC-MB LLC (“Morro Bay”), a retail dispensary in Morro Bay, California, through GHG-NHC Morro Inc., a wholly owned subsidiary of the Company. Pursuant to the terms of the merger agreement, the preliminary purchase price is for an aggregate consideration of $7,486,996 and is comprised of the following: (i) $5,248,569 fair value of the Equity Shares of the Company and $1,933,000 fair value of deferred Equity Shares and (ii) a cash payment. 80% of the Equity Shares issued were paid upon closing with fair value determined as the closing price of the Company’s stock as of September 14, 2022. The deferred Equity Shares payable are to be issued upon the earlier of: 1) the sixth calendar quarter following the opening of Turlock or 2) September 14, 2024. The full value of the Equity Shares issued were accounted as consideration and included as a component of shares payable in the accompanying Amended and Restated Consolidated Balance Sheets.